Stock-Based Incentive Plans - Summary of Nonvested Stock Award Activity (Detail) (Restricted Stock [Member], USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares nonvested stock awards outstanding, Beginning Balance	639,037	178,819	309,481
Number of shares, issued	437,671	588,136
Number of shares, vested	(99,899)	(106,012)	(110,973)
Number of shares, forfeited	(544,975)	(19,076)	(19,689)
Number of shares nonvested stock awards outstanding, Ending Balance	431,834	639,037	178,819
Weighted average grant date fair value, nonvested stock awards outstanding, Beginning Balance	$ 3.30	$ 6.05	$ 6.16
Weighted average grant date fair value, issued	$ 3.54	$ 2.88
Weighted average grant date fair value, vested	$ 4.73	$ 5.57	$ 6.56
Weighted average grant date fair value, forfeited	$ 3.37	$ 3.21	$ 4.83
Weighted average grant date fair value, nonvested stock awards outstanding, Ending Balance	$ 3.13	$ 3.30	$ 6.05